Combined Statements of Net Income and Comprehensive Income - USD ($)		3 Months Ended		9 Months Ended		10 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Revenue		$ 2,379,314	$ 1,716,861	$ 5,903,213	$ 5,297,457
Operating Expenses
Compensation and employee benefits		865,595	539,611	2,383,117	1,997,669
Professional services		195,464	29,288	534,494	91,558
Rent expense		30,759	24,710	82,087	48,576
Provision for loan losses		88,345	514	383,910	12,441
General and administrative expenses		373,695	176,675	856,205	578,676
Total operating expenses		1,553,858	770,798	4,239,813	2,728,920
Loss from operation costs		825,456	946,063	1,663,400	2,568,537
Other income and expense:
Interest expense		36,002		36,002
Change in fair value of warrant liabilities		(868,472)		(868,472)
Change in fair value of forward purchase option derivative liability		601,691		601,691
Total other (income)/expenses		(230,779)		(230,779)
Net income		$ 1,056,235	$ 946,063	$ 1,894,179	$ 2,568,537
Basic and diluted weighted average shares outstanding Class A, Class A non-redemption and Class B non-redemption		18,715,912	18,715,912	18,715,912	18,715,912
Basic and diluted net loss per common stock not subject to redemption		$ 0.06	$ 0.05	$ 0.10	$ 0.14
Weighted average shares outstanding, diluted	[1]	20,760,912	18,715,912	20,760,912	18,715,912
Diluted net income per share		$ 0.06	$ 0.05	$ 0.09	$ 0.14
Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Formation and operating costs						$ 550,343
Franchise tax expenses						168,767
Operating Expenses
Loss from operation costs						(719,110)
Other income and expense:
Realized gain from marketable securities held in Trust Account						(21,508)
Offering costs allocated to warrants						261,838
Change in fair value of warrant liabilities						2,204,598
Net income						$ 1,245,158
Basic and diluted weighted average shares outstanding Class A subject to redemption						6,944,805
Basic and diluted weighted average shares outstanding Class A, Class A non-redemption and Class B non-redemption						3,193,963
Basic and diluted net loss per common stock subject to redemption.						$ 0.12
Basic and diluted net loss per common stock not subject to redemption						$ 0.12
Offering costs allocated to warrants						$ (261,838)
Realized gain from marketable securities held in Trust Account						$ 21,508

[1]	PIPE investors initial shares represent preferred stock without voting rights. Preferred stock initially converts at $10 per share which would result in an additional 2,045,000 shares of Class A Stock.